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                                 UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                              FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2012

Check here if Amendment [ ]; Amendment Number:

     This Amendment (Check only one.):     [ ] is a restatement.
                                           [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Stelliam Investment Management, LP
          12 East 49th Street, 22nd Floor
          New York, NY 10017

Form 13F File Number:     028-12932


The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:          Gregg L. Kudisch
Title:         Chief Financial Officer
Phone:         (212) 490-6702

Signature, Place, and Date of Signing:

/s/ Gregg L. Kudisch         New York, NY        November 14, 2012
---------------------       --------------       -----------------
     [Signature]             [City, State]            [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT.(Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                             Form 13F Summary Page

Report Summary:

Number of Other Included Managers:                        0
                                                 ----------

Form 13F Information Table Entry Total:                  55
                                                 ----------

Form 13F Information Table Value Total:          $1,170,933
                                                 ----------
                                                 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

     No.               Name
     ------            -------------

                                              Stelliam Investment Management, LP
                                                  Form 13F Information Table
                                               Quarter ended September 30, 2012



        COLUMN 1                COLUMN 2         COLUMN 3  COLUMN 4          COLUMN 5     COLUMN 6 COLUMN 7       COLUMN 8
                                                            VALUE       SHRS or   SH/  PUT/  INV.  OTHR       VOTING AUTHORITY
     NAME OF ISSUER          TITLE OF CLASS       CUSIP    (x$1000)     PRN AMT   PRN  CALL  DISC. MNGR    SOLE     SHARED   NONE
--------------------------   --------------     ---------  --------    ---------  ---  ----  ----  ---- ----------  ------   ----
ACTIVISION BLIZZARD INC        COM              00507V109  $ 31,302    2,775,000  SH         SOLE        2,775,000
ACTIVISION BLIZZARD INC        COM              00507V109  $ 13,931    1,235,000  SH   CALL  SOLE        1,235,000
AERCAP HOLDINGS NV             SHS              N00985106  $ 18,594    1,487,500  SH         SOLE        1,487,500
AERCAP HOLDINGS NV             SHS              N00985106  $  2,438      195,000  SH   CALL  SOLE          195,000
ANADARKO PETE CORP             COM              032511107  $ 14,473      207,000  SH         SOLE          207,000
APACHE CORP                    COM              037411105  $ 30,092      348,000  SH         SOLE          348,000
APPLE INC                      COM              037833100  $ 12,544       18,800  SH         SOLE           18,800
BARRETT BILL CORP              COM              06846N104  $  2,849      115,000  SH   PUT   SOLE          115,000
BARRICK GOLD CORP              COM              067901108  $ 21,611      517,500  SH   PUT   SOLE          517,500
CARDINAL HEALTH INC            COM              14149Y108  $ 19,972      512,500  SH         SOLE          512,500
CELANESE CORP DEL              COM SER A        150870103  $ 31,143      821,500  SH         SOLE          821,500
CITIGROUP INC                  COM NEW          172967424  $ 20,205      617,500  SH         SOLE          617,500
CLEARWATER PAPER CORP          COM              18538R103  $ 18,788      454,800  SH         SOLE          454,800
COACH INC                      COM              189754104  $ 17,226      307,500  SH         SOLE          307,500
COMCAST CORP NEW               CL A SPL         20030N200  $ 18,496      531,500  SH         SOLE          531,500
D R HORTON INC                 COM              23331A109  $ 15,480      750,000  SH         SOLE          750,000
                               NOTE 2.00%
D R HORTON INC                 5/15/14          23331ABB4  $ 18,971   11,550,000  PRN        SOLE       11,550,000
DELPHI AUTOMOTIVE PLC          SHS              G27823106  $ 19,065      615,000  SH         SOLE          615,000
DELTA AIR LINES INC DEL        COM NEW          247361702  $ 22,121    2,415,000  SH         SOLE        2,415,000
DELTA AIR LINES INC DEL        COM NEW          247361702  $  2,061      225,000  SH   CALL  SOLE          225,000
EAGLE MATERIALS INC            COM              26969P108  $ 19,082      412,500  SH         SOLE          412,500
GAMESTOP CORP NEW              CL A             36467W109  $ 65,245    3,106,900  SH         SOLE        3,106,900
GAMESTOP CORP NEW              CL A             36467W109  $ 33,982    1,618,200  SH   CALL  SOLE        1,618,200
GENERAL MTRS CO                COM              37045V100  $ 19,394      852,500  SH         SOLE          852,500
HOLLYFRONTIER CORP             COM              436106108  $ 18,159      440,000  SH         SOLE          440,000
HORMEL FOODS CORP              COM              440452100  $ 19,518      667,500  SH         SOLE          667,500
HOVNANIAN ENTERPRISES INC      CL A             442487203  $ 16,526    4,776,300  SH         SOLE        4,776,300
INTERNATIONAL BUSINESS
MACHS CORP                     COM              459200101  $ 19,127       92,200  SH         SOLE           92,200
INTEL CORP                     COM              458140100  $ 50,894    2,244,000  SH         SOLE        2,244,000
JETBLUE AIRWAYS CORP           COM              477143101  $ 22,753    4,750,000  SH         SOLE        4,750,000
                               DBCV 6.75%
JETBLUE AIRWAYS CORP           10/15/39         477143AF8  $ 17,617   14,250,000  PRN        SOLE       14,250,000
JPMORGAN CHASE & CO            COM              46625H100  $ 40,865    1,009,500  SH         SOLE        1,009,500
LAM RESEARCH CORP              COM              512807108  $  9,140      287,500  SH   PUT   SOLE          287,500
LENNAR CORP                    CL A             526057104  $ 13,960      401,500  SH         SOLE          401,500
MACYS INC                      COM              55616P104  $ 23,136      615,000  SH         SOLE          615,000
MAGELLAN HEALTH SVCS INC       COM NEW          559079207  $ 13,290      257,500  SH         SOLE          257,500
MARATHON PETE CORP             COM              56585A102  $ 17,851      327,000  SH         SOLE          327,000
MICRON TECHNOLOGY INC          COM              595112103  $ 19,631    3,280,000  SH         SOLE        3,280,000
MICRON TECHNOLOGY INC          COM              595112103  $  2,210      369,000  SH   CALL  SOLE          369,000
MICROSOFT CORP                 COM              594918104  $ 47,425    1,592,500  SH         SOLE        1,592,500
NEWMONT MINING CORP            COM              651639106  $ 28,985      517,500  SH   PUT   SOLE          517,500
NEWS CORP                      CL A             65248E104  $ 22,077      900,000  SH         SOLE          900,000
NORDSTROM INC                  COM              655664100  $ 14,181      257,000  SH         SOLE          257,000
PFIZER INC                     COM              717081103  $ 41,997    1,690,000  SH         SOLE        1,690,000
RANGE RES CORP                 COM              75281A109  $ 15,371      220,000  SH         SOLE          220,000
SEAGATE TECHNOLOGY PLC         SHS              G7945M107  $ 22,243      717,500  SH         SOLE          717,500
SOUTH JERSEY INDS INC          COM              838518108  $ 16,117      304,500  SH         SOLE          304,500
SYMMETRY MED INC               COM              871546206  $ 17,915    1,811,400  SH         SOLE        1,811,400
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209  $ 60,459    1,460,000  SH         SOLE        1,460,000
TEVA PHARMACEUTICAL INDS LTD   ADR              881624209  $ 12,734      307,500  SH   CALL  SOLE          307,500
TOLL BROTHERS INC              COM              889478103  $ 14,621      440,000  SH         SOLE          440,000
VEECO INSTRS INC DEL           COM              922417100  $ 13,839      461,000  SH         SOLE          461,000
WELLPOINT INC                  COM              94973V107  $ 23,842      411,000  SH         SOLE          411,000
WESTERN DIGITAL CORP           COM              958102105  $ 13,943      360,000  SH         SOLE          360,000
WESTPORT INNOVATIONS INC       COM NEW          960908309  $ 11,442      411,000  SH         SOLE          411,000

Total Fair Market Value (in thousands)                   $1,170,933
